UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2013 – 06/30/2014

Item 1 – Proxy Voting Record – Attached hereto.

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ICA File Number: 811-21566
Reporting Period: 07/01/2013 - 06/30/2014
BlackRock Floating Rate Income Trust

===================== BlackRock Floating Rate Income Trust =====================

AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  008914202
Meeting Date: OCT 29, 2013   Meeting Type: Special
Record Date:  SEP 24, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Acquisition by                  For       For          Management
      Louisiana-Pacific Corporation

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AINSWORTH LUMBER CO. LTD.

Ticker:       ANS            Security ID:  009037201
Meeting Date: OCT 29, 2013   Meeting Type: Special
Record Date:  SEP 24, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Acquisition by                  For       For          Management
      Louisiana-Pacific Corporation

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LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 15, 2014   Meeting Type: Annual
Record Date:  MAR 20, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Richard H. Bott          For       For          Management
1b    Elect Director Thomas P. Capo           For       For          Management
1c    Elect Director Jonathan F. Foster       For       For          Management
1d    Elect Director Kathleen A. Ligocki      For       For          Management
1e    Elect Director Conrad L. Mallett, Jr.   For       For          Management
1f    Elect Director Donald L. Runkle         For       For          Management
1g    Elect Director Matthew J. Simoncini     For       For          Management
1h    Elect Director Gregory C. Smith         For       For          Management
1i    Elect Director Henry D. G. Wallace      For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Amend Omnibus Stock Plan                For       For          Management
5     Amend Executive Incentive Bonus Plan    For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Floating Rate Income Trust

Date: August 27, 2014